Retirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate the Defined Benefit Obligation (Detail)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.63%	5.05%
Rate of increase in future compensation	3.25%	3.25%
Non-Pension Post- Retirement Benefit Plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.64%	5.06%
Rate of increase in future compensation	3.25%	3.25%
Medical trend rate	5.00%	5.00%